Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of related parties balances
	At December 31,
	2017	2016	2015
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade Receivables with Associates	-	229	-
Trade Receivables with other related parties	1,130	1,255	5,423
Other Receivables with Associates	5,555	-	3,827
Other Receivables with other related parties	9,775	9,025	14,060
Other Financial Assets with Associates	-	7,769	11,530
Other Financial Assets with other related parties	3,621	-	11,818
Trade Payables to other related parties	(5,667)	(8,625)	(5,212)
	14,414	9,653	41,446
(b) Financial debt
Borrowings owed to other related parties (*)	(34,651)	(22,220)	(618)
	(34,651)	(22,220)	(618)
(c) Other liabilities
Other liabilities - other related parties	(34,948)	(31,969)	(29,764)
	(34,948)	(31,969)	(29,764)

(*) Loans with related parties are secured by cash collateral by a company controlled by the Group of the Shareholder and were paid on February 8, 2018, see Note 31 “Indebtedness”.

Schedule of transactions between related parties
	For the year ended
	2017	2016	2015
Transactions
Cash contribution and contributions in kind	6,600	1,577,321	329,101
Refund of shareholder contributions	(28,893)	-	-
Commercial revenue	6,790	4,067	5,967
Fees	886	473	(1,818)
Interest accruals	(3,159)	(824)	2,468
Acquisition of goods and services	(13,950)	(10,270)	(8,171)
Others	(900)	200	-